PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
PowerShares Dividend Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 11 of the prospectus for the PowerShares Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Dividend Achievers Portfolio	Return Before Taxes	14.89%		0.81%		1.13%		Sep. 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	14.06%		0.04%		0.36%		Sep. 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.65%		0.24%		0.52%		Sep. 15, 2005
PowerShares Dividend Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.70%		Sep. 15, 2005
PowerShares Dividend Achievers Portfolio Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		1.45%		1.83%		Sep. 15, 2005
PowerShares Dividend Achievers Portfolio Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	15.59%	[1]	1.46%	[1]	1.79%	[1]	Sep. 15, 2005	[1]
[1]	The Index Provider recalculated the average annual total returns for the Broad Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the Broad Dividend Achievers TM Index shown in the table above have been restated from 14.99% for the one-year period, 1.08% for the five-year period and 1.43% for the period since inception.